Quarterly Report
March 31, 2021
Massachusetts
Investors Trust
MIT-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 2.9%
Honeywell International, Inc.	631,731	$137,129,848
Raytheon Technologies Corp.	664,484	51,344,679
		$188,474,527
Alcoholic Beverages – 2.3%
Diageo PLC	1,928,954	$79,498,410
Pernod Ricard S.A.	374,381	70,267,809
		$149,766,219
Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton SE	134,113	$89,347,539
NIKE, Inc., “B”	445,259	59,170,469
		$148,518,008
Biotechnology – 1.8%
Illumina, Inc. (a)	125,246	$48,101,979
Vertex Pharmaceuticals, Inc. (a)	341,018	73,281,358
		$121,383,337
Brokerage & Asset Managers – 3.0%
Blackstone Group, Inc.	708,944	$52,837,596
Charles Schwab Corp.	763,147	49,741,921
NASDAQ, Inc.	644,510	95,039,445
		$197,618,962
Business Services – 4.6%
Accenture PLC, “A”	292,543	$80,815,004
Amdocs Ltd.	1,021,272	71,642,231
Fidelity National Information Services, Inc.	852,664	119,893,085
Fiserv, Inc. (a)	260,865	31,053,369
		$303,403,689
Cable TV – 2.5%
Cable One, Inc.	17,610	$32,197,420
Comcast Corp., “A”	2,513,174	135,987,845
		$168,185,265
Chemicals – 0.8%
PPG Industries, Inc.	363,677	$54,646,106
Computer Software – 7.7%
Adobe Systems, Inc. (a)	217,194	$103,247,512
Microsoft Corp.	1,402,253	330,609,190
salesforce.com, inc. (a)	355,890	75,402,414
		$509,259,116
Computer Software - Systems – 2.2%
Apple, Inc.	1,189,128	$145,251,985
Construction – 1.2%
Sherwin-Williams Co.	106,675	$78,727,217

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.4%
Colgate-Palmolive Co.	852,781	$67,224,726
Estee Lauder Cos., Inc., “A”	134,508	39,121,652
Kimberly-Clark Corp.	395,255	54,960,208
		$161,306,586
Containers – 1.2%
Crown Holdings, Inc.	835,134	$81,041,403
Electrical Equipment – 3.9%
AMETEK, Inc.	615,358	$78,599,677
Fortive Corp.	935,124	66,057,160
Johnson Controls International PLC	732,298	43,696,222
TE Connectivity Ltd.	519,939	67,129,324
		$255,482,383
Electronics – 4.0%
Analog Devices, Inc.	452,712	$70,206,577
Applied Materials, Inc.	482,360	64,443,296
Texas Instruments, Inc.	669,440	126,517,466
		$261,167,339
Energy - Independent – 0.7%
ConocoPhillips	845,268	$44,773,846
Food & Beverages – 2.0%
Danone S.A.	1,095,768	$75,172,918
Mondelez International, Inc.	933,392	54,631,434
		$129,804,352
General Merchandise – 1.1%
Dollar General Corp.	366,385	$74,236,929
Health Maintenance Organizations – 1.1%
Cigna Corp.	296,133	$71,587,191
Insurance – 1.0%
Chubb Ltd.	404,067	$63,830,464
Internet – 8.0%
Alphabet, Inc., “A” (a)	143,162	$295,274,488
Alphabet, Inc., “C” (a)	49,913	103,251,529
Facebook, Inc., “A” (a)	448,866	132,204,503
		$530,730,520
Leisure & Toys – 1.5%
Electronic Arts, Inc.	742,528	$100,516,015
Major Banks – 7.0%
Bank of America Corp.	4,182,255	$161,811,446
Goldman Sachs Group, Inc.	349,493	114,284,211
JPMorgan Chase & Co.	1,209,232	184,081,387
		$460,177,044
Medical & Health Technology & Services – 2.0%
ICON PLC (a)	188,863	$37,087,027
PRA Health Sciences, Inc. (a)	614,632	94,241,525
		$131,328,552

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.7%
Becton, Dickinson and Co.	468,047	$113,805,628
Danaher Corp.	386,343	86,958,082
Medtronic PLC	1,104,668	130,494,431
Thermo Fisher Scientific, Inc.	241,957	110,424,336
		$441,682,477
Natural Gas - Pipeline – 0.8%
Enterprise Products Partners LP	2,400,072	$52,849,585
Network & Telecom – 1.2%
Equinix, Inc., REIT	116,947	$79,476,012
Other Banks & Diversified Financials – 5.4%
Mastercard, Inc., “A”	365,816	$130,248,787
Truist Financial Corp.	1,425,368	83,127,462
Visa, Inc., “A”	676,099	143,150,441
		$356,526,690
Pharmaceuticals – 5.8%
Eli Lilly & Co.	456,500	$85,283,330
Johnson & Johnson	918,504	150,956,133
Merck & Co., Inc.	1,114,469	85,914,415
Zoetis, Inc.	364,629	57,421,775
		$379,575,653
Railroad & Shipping – 1.5%
Canadian National Railway Co.	844,335	$97,925,973
Restaurants – 0.8%
Starbucks Corp.	498,649	$54,487,376
Specialty Chemicals – 0.9%
DuPont de Nemours, Inc.	732,817	$56,632,098
Specialty Stores – 5.9%
Costco Wholesale Corp.	191,908	$67,643,732
Home Depot, Inc.	363,017	110,810,939
Target Corp.	551,004	109,137,362
Tractor Supply Co.	572,761	101,424,518
		$389,016,551
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	533,572	$127,555,722
Trucking – 0.3%
Old Dominion Freight Line, Inc.	69,556	$16,721,958
Utilities - Electric Power – 0.6%
American Electric Power Co., Inc.	462,333	$39,159,605
Total Common Stocks		$6,522,826,755
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.05% (v)	71,052,633	$71,052,633

Other Assets, Less Liabilities – 0.0%		975,155
Net Assets – 100.0%		$6,594,854,543

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $71,052,633 and $6,522,826,755, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,522,826,755	$—	$—	$6,522,826,755
Mutual Funds	71,052,633	—	—	71,052,633
Total	$6,593,879,388	$—	$—	$6,593,879,388
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$41,984,616	$258,326,759	$229,258,742	$—	$—	$71,052,633

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,867	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.